UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-05357

DWS Blue Chip Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Blue Chip Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

19 Financial Statements

23 Financial Highlights

28 Notes to Financial Statements

38 Summary of Management Fee Evaluation by Independent Fee Consultant

43 Account Management Resources

44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	16.14%	42.63%	-4.94%	2.69%	-0.18%
Class B	15.48%	41.24%	-5.75%	1.81%	-1.03%
Class C	15.73%	41.45%	-5.67%	1.91%	-0.95%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	9.46%	34.43%	-6.79%	1.48%	-0.77%
Class B (max 4.00% CDSC)	11.48%	38.24%	-6.28%	1.65%	-1.03%
Class C (max 1.00% CDSC)	14.73%	41.45%	-5.67%	1.91%	-0.95%
No Sales Charges						Life of Class S*
Class S	16.25%	42.96%	-4.70%	2.92%	N/A	2.33%
Institutional Class	16.08%	42.80%	-4.67%	3.03%	0.21%	N/A
Russell 1000® Index+	16.77%	40.21%	-4.71%	3.07%	0.16%	2.68%
S&P 500® Index++	15.66%	38.84%	-5.05%	2.63%	-0.19%	2.19%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Class S shares commenced operations on February 1, 2005. Index returns began on January 31, 2005.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2010 are 1.26%, 2.20%, 2.02%, 0.96% and 1.16% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Blue Chip Fund — Class A [] Russell 1000 Index+ [] S&P 500 Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 15.49	$ 14.22	$ 14.49	$ 15.48	$ 16.06
10/31/09	$ 13.46	$ 12.34	$ 12.54	$ 13.49	$ 14.00
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .13	$ .03	$ .02	$ .19	$ .18
Lipper Rankings — Multi-Cap Core Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	197	of	812	25
3-Year	386	of	700	56
5-Year	353	of	559	64
10-Year	183	of	241	76
Class B 1-Year	242	of	812	30
3-Year	471	of	700	68
5-Year	441	of	559	79
10-Year	215	of	241	89
Class C 1-Year	229	of	812	29
3-Year	463	of	700	67
5-Year	435	of	559	78
10-Year	212	of	241	88
Class S 1-Year	189	of	812	24
3-Year	366	of	700	53
5-Year	330	of	559	59
Institutional Class 1-Year	191	of	812	24
3-Year	364	of	700	52
5-Year	313	of	559	56
10-Year	172	of	241	72

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,161.40	$ 1,154.80	$ 1,157.30	$ 1,162.50	$ 1,160.80
Expenses Paid per $1,000*	$ 6.27	$ 11.81	$ 10.43	$ 4.88	$ 6.21
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,018.99	$ 1,013.84	$ 1,015.12	$ 1,020.28	$ 1,019.04
Expenses Paid per $1,000*	$ 5.86	$ 11.04	$ 9.74	$ 4.56	$ 5.81
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Blue Chip Fund	1.17%	2.21%	1.95%	.91%	1.16%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/10	10/31/09

Common Stocks	97%	96%
Cash Equivalents*	3%	3%
Government & Agency Obligations	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	4/30/10	10/31/09

Information Technology	18%	18%
Financials	14%	12%
Health Care	13%	14%
Consumer Discretionary	13%	11%
Industrials	13%	15%
Consumer Staples	10%	11%
Energy	9%	9%
Materials	6%	5%
Telecommunication Services	3%	3%
Utilities	1%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in future contracts.
Ten Largest Equity Holdings at April 30, 2010 (18.0% of Net Assets)
1. Microsoft Corp. Developer of computer software	2.7%
2. Johnson & Johnson Provider of health care products	2.2%
3. International Business Machines Corp. Manufacturer of computers and provider of information processing services	2.2%
4. Apple, Inc. Manufacturer of personal computers and communication processing services	1.8%
5. Bank of America Provider of commercial banking services	1.8%
6. JPMorgan Chase & Co. Provider of global financial services	1.7%
7. AT&T, Inc. Provider of communications services	1.5%
8. ConocoPhilips Producer of petroleum and other natural gases	1.4%
9. Untied Parcel Services Provider of packing services	1.4%
10. Wal-Mart Stores, Inc. Operator of discount stores and super centers	1.3%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 12.3%
Auto Components 0.1%
Cooper Tire & Rubber Co.	17,700	375,594
Distributors 0.1%
Genuine Parts Co.	5,300	226,840
Diversified Consumer Services 0.3%
Corinthian Colleges, Inc.* (a)	33,200	518,584
DeVry, Inc. (a)	9,300	580,227
		1,098,811
Hotels Restaurants & Leisure 1.1%
McDonald's Corp.	10,200	720,018
Starbucks Corp.	134,800	3,502,104
		4,222,122
Household Durables 2.0%
Garmin Ltd. (a)	100,000	3,738,000
Leggett & Platt, Inc. (a)	42,000	1,030,260
Whirlpool Corp. (a)	27,600	3,004,812
		7,773,072
Internet & Catalog Retail 0.7%
Liberty Media Corp. — Interactive "A"*	45,100	693,187
Priceline.com, Inc.* (a)	7,200	1,886,760
		2,579,947
Media 4.0%
Comcast Corp. "A"	248,700	4,909,338
DISH Network Corp. "A"	32,500	719,875
Gannett Co., Inc.	38,200	650,164
McGraw-Hill Companies, Inc.	45,000	1,517,400
Time Warner Cable, Inc. (a)	65,991	3,711,994
Time Warner, Inc.	95,833	3,170,155
Walt Disney Co.	22,300	821,532
		15,500,458
Multiline Retail 0.7%
Big Lots, Inc.*	8,300	317,060
Dillard's, Inc. "A" (a)	15,300	429,624
Macy's, Inc.	79,200	1,837,440
		2,584,124
Specialty Retail 3.2%
Advance Auto Parts, Inc. (a)	23,400	1,055,340
Barnes & Noble, Inc. (a)	53,300	1,174,732
Group 1 Automotive, Inc.* (a)	9,200	285,660
OfficeMax, Inc.*	13,300	252,700
Ross Stores, Inc. (a)	66,100	3,701,600
The Gap, Inc.	65,100	1,609,923
TJX Companies, Inc. (a)	98,800	4,578,392
		12,658,347
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	9,200	200,192
Wolverine World Wide, Inc.	12,000	367,320
		567,512
Consumer Staples 9.4%
Food & Staples Retailing 1.7%
Kroger Co.	65,000	1,444,950
Wal-Mart Stores, Inc.	93,900	5,037,735
		6,482,685
Food Products 2.8%
Archer-Daniels-Midland Co.	74,700	2,087,118
Campbell Soup Co. (a)	38,300	1,373,438
Del Monte Foods Co.	30,300	452,682
Fresh Del Monte Produce, Inc.*	17,900	373,573
General Mills, Inc.	5,300	377,254
Hormel Foods Corp.	3,000	122,280
Mead Johnson Nutrition Co. "A"	19,000	980,590
The Hershey Co.	26,500	1,245,765
Tyson Foods, Inc. "A"	195,900	3,837,681
		10,850,381
Household Products 2.7%
Colgate-Palmolive Co.	54,600	4,591,860
Kimberly-Clark Corp.	70,200	4,300,452
Procter & Gamble Co.	23,000	1,429,680
		10,321,992
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	23,600	1,555,712
Herbalife Ltd.	36,600	1,765,950
		3,321,662
Tobacco 1.4%
Lorillard, Inc.	22,100	1,731,977
Philip Morris International, Inc.	79,800	3,916,584
		5,648,561
Energy 8.8%
Energy Equipment & Services 2.5%
FMC Technologies, Inc.*	8,600	582,134
Helix Energy Solutions Group, Inc.*	29,800	434,484
Helmerich & Payne, Inc.	16,800	682,416
Noble Corp.*	98,600	3,893,714
Oceaneering International, Inc.*	10,400	681,200
Oil States International, Inc.* (a)	43,900	2,120,809
Rowan Companies, Inc.* (a)	48,000	1,430,400
		9,825,157
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp. (a)	13,600	845,376
BP PLC (ADR) (a)	24,900	1,298,535
Chevron Corp.	20,700	1,685,808
Cimarex Energy Co. (a)	51,400	3,499,312
ConocoPhillips	93,000	5,504,670
ExxonMobil Corp.	11,200	759,920
Marathon Oil Corp.	52,500	1,687,875
Mariner Energy, Inc.*	59,000	1,408,920
Murphy Oil Corp.	65,600	3,945,840
Newfield Exploration Co.*	33,300	1,937,727
Occidental Petroleum Corp. (a)	12,300	1,090,518
Williams Companies, Inc.	31,900	753,159
		24,417,660
Financials 13.6%
Capital Markets 0.8%
Bank of New York Mellon Corp.	36,600	1,139,358
Franklin Resources, Inc.	12,500	1,445,500
The Goldman Sachs Group, Inc.	4,700	682,440
		3,267,298
Commercial Banks 1.7%
Comerica, Inc.	40,300	1,692,600
Fifth Third Bancorp. (a)	107,800	1,607,298
Huntington Bancshares, Inc. (a)	94,700	641,119
M&T Bank Corp. (a)	11,300	987,055
Marshall & Ilsley Corp.	29,600	269,360
Regions Financial Corp. (a)	83,600	739,024
Wells Fargo & Co.	19,500	645,645
		6,582,101
Consumer Finance 2.8%
American Express Co.	59,800	2,757,976
AmeriCredit Corp.* (a)	9,400	225,036
Capital One Financial Corp. (a)	100,700	4,371,387
Discover Financial Services (a)	231,300	3,575,898
		10,930,297
Diversified Financial Services 3.6%
Bank of America Corp.	396,500	7,069,595
JPMorgan Chase & Co.	153,200	6,523,256
PHH Corp.*	10,800	245,052
		13,837,903
Insurance 3.8%
ACE Ltd.	79,300	4,217,967
Aflac, Inc.	6,400	326,144
Allied World Assurance Co. Holdings Ltd.	11,000	479,270
Arch Capital Group Ltd.*	10,500	793,590
Axis Capital Holdings Ltd.	8,300	258,711
Berkshire Hathaway, Inc. "B"*	48,800	3,757,600
Chubb Corp.	12,100	639,727
Cincinnati Financial Corp.	12,200	346,480
Everest Re Group Ltd.	4,100	314,265
Old Republic International Corp.	37,500	562,875
Reinsurance Group of America, Inc.	2,600	134,238
The Travelers Companies, Inc.	46,200	2,344,188
XL Capital Ltd. "A"	34,600	615,880
		14,790,935
Real Estate Investment Trusts 0.9%
Annaly Capital Management, Inc. (REIT) (a)	165,400	2,803,530
Public Storage (REIT)	3,700	358,567
Rayonier, Inc. (REIT)	4,400	215,512
Walter Investment Management Corp. (REIT)	3,937	71,378
		3,448,987
Health Care 12.4%
Biotechnology 1.0%
Gilead Sciences, Inc.*	81,200	3,221,204
PDL BioPharma, Inc. (a)	104,800	609,936
		3,831,140
Health Care Equipment & Supplies 0.5%
Covidien PLC	20,100	964,599
Hospira, Inc.*	6,800	365,772
Stryker Corp.	7,500	430,800
		1,761,171
Health Care Providers & Services 5.8%
Aetna, Inc.	113,400	3,350,970
Amedisys, Inc.* (a)	22,700	1,307,066
AmerisourceBergen Corp.	75,600	2,332,260
Cardinal Health, Inc.	85,200	2,955,588
Coventry Health Care, Inc.*	81,100	1,925,314
Health Net, Inc.*	6,800	149,736
Humana, Inc.*	27,400	1,252,728
McKesson Corp.	62,000	4,018,220
Medco Health Solutions, Inc.*	65,400	3,853,368
UnitedHealth Group, Inc.	37,700	1,142,687
Universal Health Services, Inc. "B"	10,500	389,760
		22,677,697
Pharmaceuticals 5.1%
Abbott Laboratories	57,600	2,946,816
Bristol-Myers Squibb Co.	47,300	1,196,217
Eli Lilly & Co. (a)	69,300	2,423,421
Forest Laboratories, Inc.*	72,400	1,973,624
Johnson & Johnson	132,800	8,539,040
Perrigo Co.	7,000	427,210
Pfizer, Inc.	117,800	1,969,616
Watson Pharmaceuticals, Inc.*	7,800	333,996
		19,809,940
Industrials 12.3%
Aerospace & Defense 4.6%
Alliant Techsystems, Inc.*	6,000	485,460
Goodrich Corp.	29,500	2,188,310
Honeywell International, Inc.	22,700	1,077,569
ITT Corp.	13,700	761,309
L-3 Communications Holdings, Inc.	4,400	411,708
Lockheed Martin Corp.	41,500	3,522,935
Northrop Grumman Corp.	64,700	4,388,601
Raytheon Co.	64,000	3,731,200
United Technologies Corp.	16,700	1,251,665
		17,818,757
Air Freight & Logistics 1.4%
United Parcel Service, Inc. "B" (a)	78,700	5,441,318
Airlines 0.1%
Alaska Air Group, Inc.*	9,100	376,831
Building Products 0.1%
Owens Corning, Inc.*	10,400	361,712
Commercial Services & Supplies 0.7%
R.R. Donnelley & Sons Co.	116,600	2,505,734
Construction & Engineering 0.9%
EMCOR Group, Inc.*	48,500	1,385,160
Fluor Corp.	10,800	570,672
Shaw Group, Inc.*	38,400	1,469,952
		3,425,784
Electrical Equipment 0.0%
Hubbell, Inc. "B"	2,900	134,763
Industrial Conglomerates 1.5%
3M Co.	55,700	4,938,919
Tyco International Ltd.	27,100	1,051,209
		5,990,128
Machinery 1.5%
Cummins, Inc.	14,300	1,032,889
Ingersoll-Rand PLC	11,800	436,364
Navistar International Corp.*	10,700	517,238
Oshkosh Corp.*	72,600	2,803,812
Trinity Industries, Inc. (a)	38,700	963,243
		5,753,546
Professional Services 0.4%
Manpower, Inc.	24,700	1,385,670
Road & Rail 0.8%
Ryder System, Inc.	68,200	3,172,664
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	10,300	1,138,562
Information Technology 17.8%
Communications Equipment 0.9%
Cisco Systems, Inc.*	79,500	2,140,140
Harris Corp.	28,700	1,477,476
		3,617,616
Computers & Peripherals 4.6%
Apple, Inc.*	27,600	7,206,912
Dell, Inc.* (a)	37,800	611,604
Hewlett-Packard Co.	30,200	1,569,494
QLogic Corp.*	17,400	337,038
Seagate Technology* (a)	217,900	4,002,823
Western Digital Corp.*	103,200	4,240,488
		17,968,359
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	57,200	1,744,600
Avnet, Inc.*	80,400	2,570,388
Flextronics International Ltd.*	352,800	2,734,200
Ingram Micro, Inc. "A"*	55,800	1,013,328
Jabil Circuit, Inc.	213,200	3,266,224
Tech Data Corp.*	40,000	1,716,000
Tyco Electronics Ltd.	59,400	1,907,928
Vishay Intertechnology, Inc.*	16,800	174,888
		15,127,556
Internet Software & Services 0.4%
Google, Inc. "A"*	3,202	1,682,459
IT Services 4.1%
Accenture PLC "A"	70,300	3,067,892
Cognizant Technology Solutions Corp. "A"*	8,300	424,794
Computer Sciences Corp.*	56,500	2,960,035
Global Payments, Inc.	6,500	278,265
International Business Machines Corp.	65,300	8,423,700
SAIC, Inc.*	28,800	501,408
		15,656,094
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	16,200	369,846
Micron Technology, Inc.*	100,800	942,480
Texas Instruments, Inc.	43,500	1,131,435
		2,443,761
Software 3.3%
Check Point Software Technologies Ltd.* (a)	22,500	801,450
Microsoft Corp.	340,300	10,392,762
Symantec Corp.*	82,800	1,388,556
		12,582,768
Materials 6.2%
Chemicals 3.1%
Ashland, Inc.	52,900	3,150,724
Cytec Industries, Inc.	18,800	903,528
Eastman Chemical Co.	18,400	1,231,328
Huntsman Corp.	171,900	1,961,379
Lubrizol Corp. (a)	41,200	3,722,008
Nalco Holding Co.	8,000	197,840
W.R. Grace & Co.*	24,600	710,694
		11,877,501
Containers & Packaging 0.3%
Bemis Co., Inc.	13,200	401,412
Rock-Tenn Co. "A"	5,500	283,800
Temple-Inland, Inc.	12,200	284,504
		969,716
Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	37,900	2,862,587
Reliance Steel & Aluminum Co.	12,500	610,125
Walter Energy, Inc.	29,800	2,408,138
		5,880,850
Paper & Forest Products 1.3%
International Paper Co.	170,600	4,561,844
MeadWestvaco Corp.	22,800	619,476
		5,181,320
Telecommunication Services 2.7%
Diversified Telecommunication Services
AT&T, Inc.	220,700	5,751,442
Verizon Communications, Inc. (a)	165,100	4,769,739
		10,521,181
Utilities 1.4%
Electric Utilities 0.3%
Edison International	28,600	982,982
Exelon Corp.	5,600	244,104
		1,227,086
Gas Utilities 0.2%
ONEOK, Inc.	12,200	599,508
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	92,700	1,069,758
NRG Energy, Inc.*	13,733	331,927
		1,401,685
Multi-Utilities 0.5%
Dominion Resources, Inc. (a)	24,400	1,019,920
DTE Energy Co.	10,800	520,236
NiSource, Inc.	32,300	526,489
		2,066,645
Total Common Stocks (Cost $318,632,655)		375,701,968
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.22%**, 9/16/2010 (b) (Cost $1,283,916)	1,285,000	1,284,068
	Shares	Value ($)

Securities Lending Collateral 15.7%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $60,839,645)	60,839,645	60,839,645

Cash Equivalents 2.8%
Central Cash Management Fund, 0.21% (c) (Cost $10,593,751)	10,593,751	10,593,751
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $391,349,967)+	115.7	448,419,432
Other Assets and Liabilities, Net	(15.7)	(60,764,537)
Net Assets	100.0	387,654,895
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $394,861,443. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $53,557,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,059,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,501,726.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $58,075,105, which is 15.0% of net assets.
(b) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P E-Mini 500 Index	USD	6/18/2010	182	10,768,940	125,917
Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 375,701,968	$ —	$ —	$ 375,701,968
Short-Term Investments (e)	71,433,396	1,284,068	—	72,717,464
Derivatives (f)	$ 125,917	$ —	$ —	$ 125,917
Total	$ 447,261,281	$ 1,284,068	$ —	$ 448,545,349
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $319,916,571) — including $58,075,105 of securities loaned	$ 376,986,036
Investment in Daily Assets Fund Institutional (cost $60,839,645)*	60,839,645
Investment in Central Cash Management Fund (cost $10,593,751)	10,593,751
Total investments, at value (cost $391,349,967)	448,419,432
Cash	153,404
Foreign currency, at value (cost $4,539)	4,556
Deposit with broker for open futures contracts	42
Receivable for Fund shares sold	998,087
Dividends receivable	371,879
Interest receivable	48,023
Other assets	57,491
Total assets	450,052,914
Liabilities
Payable upon return of securities loaned	60,839,645
Payable for daily variation margin on open futures contracts	192,289
Payable for Fund shares redeemed	576,191
Accrued management fee	156,255
Other accrued expenses and payables	633,639
Total liabilities	62,398,019
Net assets, at value	$ 387,654,895
Net Assets Consist of
Undistributed net investment income	1,517,444
Net unrealized appreciation (depreciation) on: Investments	57,069,465
Futures	125,917
Foreign currency	17
Accumulated net realized gain (loss)	(117,139,806)
Paid-in capital	446,081,858
Net assets, at value	$ 387,654,895
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($254,829,769 ÷ 16,454,476 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 15.49
Maximum offering price per share (100 ÷ 94.25 of $15.49)	$ 16.44

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,686,399 ÷ 751,456 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 14.22

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,301,774 ÷ 1,470,544 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 14.49
Class S Net Asset Value, offering and redemption price per share ($17,367,429 ÷ 1,122,118 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 15.48
Institutional Class Net Asset Value, offering and redemption price per share ($83,469,524 ÷ 5,198,621 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 16.06

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Dividends	$ 3,478,874
Interest	1,229
Income distributions — Central Cash Management Fund	7,481
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	163,848
Total Income	3,651,432
Expenses: Management fee	773,843
Administration fee	163,700
Services to shareholders	595,840
Distribution and service fees	449,183
Reports to shareholders	47,687
Professional fees	35,310
Custodian fee	9,770
Registration fees	32,807
Trustees' fees and expenses	4,582
Other	14,031
Total expenses before expense reductions	2,126,753
Expense reductions	(84,409)
Total expenses after expense reductions	2,042,344
Net investment income (loss)	1,609,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	11,829,240
Futures	988,874
12,818,114
Change in net unrealized appreciation (depreciation) on: Investments	35,463,369
Futures	278,568
Foreign currency	279
35,742,216
Net gain (loss)	48,560,330
Net increase (decrease) in net assets resulting from operations	$ 50,169,418

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income (loss)	$ 1,609,088	$ 2,472,939
Net realized gain (loss)	12,818,114	(72,945,681)
Change in net unrealized appreciation (depreciation)	35,742,216	114,424,088
Net increase (decrease) in net assets resulting from operations	50,169,418	43,951,346
Distributions to shareholders from: Net investment income: Class A	(2,234,766)	(2,077,372)
Class B	(28,453)	(19,606)
Class C	(32,551)	(41,615)
Class S	(200,948)	(134,480)
Institutional Class	(1,614)	(20,096)
Total distributions	(2,498,332)	(2,293,169)
Fund share transactions: Proceeds from shares sold	95,092,513	30,074,854
Reinvestment of distributions	2,378,325	2,178,177
Cost of shares redeemed	(39,040,206)	(61,494,343)
Redemption fees	—	540
Net increase (decrease) in net assets from Fund share transactions	58,430,632	(29,240,772)
Increase (decrease) in net assets	106,101,718	12,417,405
Net assets at beginning of period	281,553,177	269,135,772
Net assets at end of period (including undistributed net investment income of $1,517,444 and $2,406,688, respectively)	$ 387,654,895	$ 281,553,177

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 13.46	$ 11.43	$ 22.57	$ 22.16	$ 19.07	$ 17.30
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.12	.11	.14	.17[e]	.09
Net realized and unrealized gain (loss)	2.08	2.02	(8.15)	2.47	2.98	1.73
Total from investment operations	2.16	2.14	(8.04)	2.61	3.15	1.82
Less distributions from: Net investment income	(.13)	(.11)	(.16)	(.14)	(.06)	(.05)
Net realized gains	—	—	(2.94)	(2.06)	—	—
Total distributions	(.13)	(.11)	(3.10)	(2.20)	(.06)	(.05)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 15.49	$ 13.46	$ 11.43	$ 22.57	$ 22.16	$ 19.07
Total Return (%)[c]	16.14**	18.99	(40.56)[d]	12.68	16.54[e]	10.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	255	232	218	436	429	405
Ratio of expenses (%)	1.17*	1.26	1.19	1.13	1.12	1.19
Ratio of net investment income (%)	1.06*	1.06	.69	.68	.82[e]	.49
Portfolio turnover rate (%)	45**	82	140	266	259	329
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 12.34	$ 10.46	$ 20.92	$ 20.72	$ 17.94	$ 16.37
Income (loss) from investment operations: Net investment income (loss)[b]	.01	.03	(.01)	(.01)	(.01)[e]	(.04)
Net realized and unrealized gain (loss)	1.90	1.86	(7.51)	2.27	2.79	1.61
Total from investment operations	1.91	1.89	(7.52)	2.26	2.78	1.57
Less distributions from: Net investment income	(.03)	(.01)	—	—	—	—
Net realized gains	—	—	(2.94)	(2.06)	—	—
Total distributions	(.03)	(.01)	(2.94)	(2.06)	—	—
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 14.22	$ 12.34	$ 10.46	$ 20.92	$ 20.72	$ 17.94
Total Return (%)[c]	15.48**	18.11[d]	(41.08)[d]	11.72	15.50[d,e]	9.59[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	14	19	52	74	100
Ratio of expenses before expense reductions (%)	2.21*	2.20	2.10	1.99	2.11	2.16
Ratio of expenses after expense reductions (%)	2.21*	2.03	2.09	1.99	2.02	2.01
Ratio of net investment income (loss) (%)	.02*	.34	(.21)	(.18)	(.06)[e]	(.33)
Portfolio turnover rate (%)	45**	82	140	266	259	329
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$12.54	$ 10.65	$ 21.22	$ 20.97	$ 18.12	$ 16.53
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.03	(.00)***	(.00)***	.02[e]	(.04)
Net realized and unrealized gain (loss)	1.94	1.88	(7.63)	2.31	2.83	1.63
Total from investment operations	1.97	1.91	(7.63)	2.31	2.85	1.59
Less distributions from: Net investment income	(.02)	(.02)	—	—	—	—
Net realized gains	—	—	(2.94)	(2.06)	—	—
Total distributions	(.02)	(.02)	(2.94)	(2.06)	—	—
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 14.49	$ 12.54	$ 10.65	$ 21.22	$ 20.97	$ 18.12
Total Return (%)[c]	15.73**	18.13	(41.06)[d]	11.77	15.73[e]	9.62[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	21	19	40	43	43
Ratio of expenses before expense reductions (%)	1.95*	2.02	1.97	1.91	1.83	2.02
Ratio of expenses after expense reductions (%)	1.95*	2.02	1.97	1.91	1.83	2.00
Ratio of net investment income (loss) (%)	.28*	.29	(.09)	(.10)	.11[e]	(.32)
Portfolio turnover rate (%)	45**	82	140	266	259	329
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$13.49	$ 11.43	$ 22.59	$ 22.15	$ 19.10	$ 18.44
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.16	.15	.19	.19[e]	.07
Net realized and unrealized gain (loss)	2.08	2.03	(8.16)	2.48	2.98	.59
Total from investment operations	2.18	2.19	(8.01)	2.67	3.17	.66
Less distributions from: Net investment income	(.19)	(.13)	(.21)	(.17)	(.12)	—
Net realized gains	—	—	(2.94)	(2.06)	—	—
Total distributions	(.19)	(.13)	(3.15)	(2.23)	(.12)	—
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 15.48	$ 13.49	$ 11.43	$ 22.59	$ 22.15	$ 19.10
Total Return (%)	16.25**	19.45	(40.48)[d]	12.91	16.72[d,e]	3.58d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	15	12	15	4	1
Ratio of expenses before expense reductions (%)	.91*	.96	1.01	.91	1.02	1.12*
Ratio of expenses after expense reductions (%)	.91*	.96	1.01	.91	1.01	1.00*
Ratio of net investment income (%)	1.32*	1.35	.87	.90	.91[e]	.49*
Portfolio turnover rate (%)	45**	82	140	266	259	329
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period from February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 14.00	$ 11.92	$ 23.43	$ 22.91	$ 19.73	$ 17.90
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.16	.17	.24	.26[d]	.17
Net realized and unrealized gain (loss)	2.17	2.09	(8.47)	2.58	3.07	1.80
Total from investment operations	2.24	2.25	(8.30)	2.82	3.33	1.97
Less distributions from: Net investment income	(.18)	(.17)	(.27)	(.24)	(.15)	(.14)
Net realized gains	—	—	(2.94)	(2.06)	—	—
Total distributions	(.18)	(.17)	(3.21)	(2.30)	(.15)	(.14)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 16.06	$ 14.00	$ 11.92	$ 23.43	$ 22.91	$ 19.73
Total Return (%)	16.08c**	19.24	(40.34)[c]	13.21	17.02[c,d]	11.04[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	83.1		2	29	41	73
Ratio of expenses before expense reductions (%)	1.67*	1.16	.75	.67	.78	.77
Ratio of expenses after expense reductions (%)	1.16*	1.16	.75	.67	.73	.73
Ratio of net investment income (%)	1.07*	1.38	1.13	1.14	1.25[d]	.95
Portfolio turnover rate (%)	45**	82	140	266	259	329
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.012 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Blue Chip Fund (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund uses futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $5,620,000 to $10,769,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$ 125,917

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 988,874

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ 278,568

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $126,600,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($53,475,000) and October 31, 2017 ($73,125,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term instruments) aggregated $199,964,644 and $142,282,632, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the "QS Group"), including members of the Fund's portfolio management team, out of the Advisor into a separate investment advisory firm named QS Investors, LLC ("QS Investors") that will be unaffiliated with the Advisor (the "Separation"). The Separation is expected to be completed during the third quarter of 2010. In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the Fund's Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities, the terms of the Separation and Sub-Advisory Agreement, the Fund's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Fund and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Fund's Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the Fund's assets without the need for a shareholder meeting or vote. The Sub-Advisory Agreement will become effective upon the effective date of the Separation. As a subadvisor to the Fund, QS Investors will make investment decisions and buy and sell securities for the Fund. Pursuant to the Sub-Advisory Agreement, QS Investors is paid for its services by the Advisor from its fees as investment advisor to the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended April 30, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.47% of the Fund's average daily net assets.

For the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 2.26%.

Effective November 1, 2009, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.16%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $163,700, of which $31,804 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder serving fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 286,964	—	$ 198,211
Class B	32,111	—	25,776
Class C	27,209	—	18,168
Class S	16,597	—	9,553
Institutional Class	161,333	84,409	76,924
	$ 524,214	$ 84,409	$ 328,632

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 46,855	$ 6,923
Class C	79,108	13,355
	$ 125,963	$ 20,278

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 283,409	$ 113,825.23%
Class B	15,267	5,565.24%
Class C	24,544	9,944.23%
	$ 323,220	$ 129,334

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010 aggregated $1,520.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $11,184 and $48, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,720, of which $11,906 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	843,109	$ 12,409,727	1,942,831	$ 21,968,700
Class B	52,407	687,234	185,507	1,891,288
Class C	74,633	1,028,672	302,490	3,149,123
Class S	94,975	1,413,467	280,865	3,042,807
Institutional Class	5,349,937	79,553,413	2,123	22,936
		$ 95,092,513		$ 30,074,854
Shares issued to shareholders in reinvestment of distributions
Class A	148,506	$ 2,120,675	184,817	$ 1,966,455
Class B	2,104	27,718	1,931	18,963
Class C	2,328	31,192	4,038	40,287
Class S	13,824	197,127	12,453	132,377
Institutional Class	109	1,613	1,817	20,095
		$ 2,378,325		$ 2,178,177
Shares redeemed
Class A	(1,804,753)	$ (26,445,760)	(3,929,565)	$ (43,641,505)
Class B	(399,999)	(5,390,911)	(876,311)	(9,016,817)
Class C	(271,995)	(3,727,309)	(438,422)	(4,503,202)
Class S	(65,816)	(969,907)	(255,038)	(2,826,287)
Institutional Class	(160,713)	(2,506,319)	(121,005)	(1,506,532)
		$ (39,040,206)		$ (61,494,343)
Redemption fees		$ —		$ 540
Net increase (decrease)
Class A	(813,138)	$ (11,915,358)	(1,801,917)	$ (19,706,153)
Class B	(345,488)	(4,675,959)	(688,873)	(7,106,504)
Class C	(195,034)	(2,667,445)	(131,894)	(1,313,618)
Class S	42,983	640,687	38,280	349,004
Institutional Class	5,189,333	77,048,707	(117,065)	(1,463,501)
		$ 58,430,632		$ (29,240,772)

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KBCAX	KBCBX	KBCCX	KBCSX	KBCIX
CUSIP Number	233372 101	233372 200	233372 309	233372 507	233372 408
Fund Number	031	231	331	2331	1431

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010